Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments	The Company has the following delivery installment commitments:

	As at December 31, 2021		As at December 31, 2020
(In $ millions)	Delivery installment	Back-end fee	Delivery installment	Back-end fee
Delivery installments for jack-up drilling rigs	621.0	9.0	621.0	9.0

Maturity of Commitments
The following table sets forth when our delivery installment commitments fall due as of December 31, 2021:

(In $ millions)	Less than 1 year	2 years	3 years	Thereafter	Total
Delivery installments for jack-up rigs	—	621.0	—	—	621.0

Other Commercial Commitments
The Company has the following guarantee commitments:

	As of December 31,
(In $ millions)	2021	2020
Surety bonds, bank guarantees and performance bonds	20.8	43.3
Performance guarantee to Opex (1)	—	5.9
Total	20.8	49.2

(1) Effective August 4, 2021, upon sale of the Company's 49% interest in Opex, the performance guarantee provided to Opex was terminated, and the associated liability was derecognized (see Note 7 - Equity Method Investments).
As of December 31, 2021, the expiry dates of these obligations are as follows:

(In $ millions)	Less than 1 year	1-3 years	Total
Surety bonds, bank guarantees and performance bonds	13.2	7.6	20.8
Total	13.2	7.6	20.8

Assets Pledged as Collateral	Assets pledged as collateral

	As of December 31,
(In $ millions)	2021	2020
Book value of jackup rigs pledged as collateral for long-term debt facilities	2,730.8	2,824.6